Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [member] | Foreign Currency Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ (17)
Derivative Instruments [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		$ 137
Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	4,022,707	3,587,841
Frequent Flyer Liability [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		191,157
Significant Observable Inputs (Level 2) [member] | Derivative Instruments [member] | Foreign Currency Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	(17)
Significant Observable Inputs (Level 2) [member] | Derivative Instruments [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		137
Significant Observable Inputs (Level 2) [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 4,022,707	3,587,841
Significant Observable Inputs (Level 2) [member] | Frequent Flyer Liability [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities		$ 191,157